12. Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment Tables
Balances and changes in property, plant, and equipment
	Weighted average useful life (years)	Balance on 12/31/2016	Additions	Depreciation	Transfer	Write-offs and disposals	Effect of foreign currency exchange rate variation	Opening balance CBLSA	Balance on 12/31/2017

Cost:
Land	-	520,575	4,319	-	16,039	(969)	4,574	34,636	579,174
Buildings	30	1,440,204	10,677	-	95,630	(12,409)	32,998	72,767	1,639,867
Leasehold improvements	9	796,521	13,819	-	116,698	(14,494)	11	-	912,555
Machinery and equipment	12	4,225,056	130,154	-	105,060	(16,069)	277,730	-	4,721,931
Automotive fuel/lubricant distribution equipment and facilities	13	2,429,079	131,134	-	78,568	(29,935)	-	112,229	2,721,075
LPG tanks and bottles	11	619,511	59,598	-	(1,149)	(34,263)	-	-	643,697
Vehicles	7	271,133	28,428	-	6,948	(21,055)	1,841	-	287,295
Furniture and utensils	9	204,550	35,078	-	10,775	(834)	10,756	6,169	266,494
Construction in progress	-	523,285	766,775	-	(386,198)	(4)	10,192	14,950	929,000
Advances to suppliers	-	96,423	61,536	-	(48,722)	-	2,930	-	112,167
Imports in progress	-	58	1,182	-	(450)	-	(4)	-	786
IT equipment	5	288,705	42,638	-	3,095	(1,081)	170	19,495	353,022
		11,415,100	1,285,338	-	(3,706)	(131,113)	341,198	260,246	13,167,063

Accumulated depreciation:
Buildings		(632,908)	-	(46,795)	130	5,535	(28,365)	(22,005)	(724,408)
Leasehold improvements		(412,449)	-	(71,660)	(166)	8,624	-	-	(475,651)
Machinery and equipment		(2,474,504)	-	(258,068)	(139)	10,174	(257,629)	-	(2,980,166)
Automotive fuel/lubricant distribution equipment and facilities		(1,383,069)	-	(144,884)	(29)	26,907	-	(44,731)	(1,545,806)
LPG tanks and bottles		(276,414)	-	(45,838)	130	16,157	-	-	(305,965)
Vehicles		(101,082)	-	(21,740)	80	12,365	(1,823)	-	(112,200)
Furniture and utensils		(120,747)	-	(15,128)	(9)	594	(9,275)	(4,010)	(148,575)
IT equipment		(220,421)	-	(24,481)	148	991	(121)	(16,975)	(260,859)
		(5,621,594)	-	(628,594)	145	81,347	(297,213)	(87,721)	(6,553,630)

Provision for losses:
Advances to suppliers		(83)	-	-	-	-	-	-	(83)
Land		(197)	(104)	-	-	197	-	-	(104)
Leasehold improvements		(560)	(10)	-	-	14	(8)	-	(564)
Machinery and equipment		(4,347)	(397)	-	-	45	(25)	-	(4,724)
Automotive fuel/lubricant distribution equipment and facilities		(336)	-	-	-	167	-	-	(169)
Furniture and utensils		(1)	-	-	-	-	-	-	(1)
		(5,524)	(511)	-	-	423	(33)	-	(5,645)

Net amount		5,787,982	1,284,827	(628,594)	(3,561)	(49,343)	43,952	172,525	6,607,788

	Weighted average useful life (years)	Balance on 12/31/2015	Additions	Depreciation	Transfer	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2016

Cost:
Land	-	524,159	157	-	218	(202)	(3,757)	520,575
Buildings	30	1,382,603	11,597	-	68,989	(281)	(22,704)	1,440,204
Leasehold improvements	9	701,183	11,109	-	87,312	(3,078)	(5)	796,521
Machinery and equipment	13	3,991,839	117,157	-	164,883	(10,209)	(38,614)	4,225,056
Automotive fuel/lubricant distribution equipment and facilities	14	2,282,462	113,162	-	56,213	(22,758)	-	2,429,079
LPG tanks and bottles	11	541,351	107,582	-	1,435	(30,857)	-	619,511
Vehicles	7	258,776	25,882	-	5,559	(18,575)	(509)	271,133
Furniture and utensils	10	170,695	27,319	-	8,955	(1,315)	(1,104)	204,550
Construction in progress	-	437,533	487,651	-	(384,335)	(535)	(17,029)	523,285
Advances to suppliers	-	12,125	102,465	-	(13,781)	-	(4,386)	96,423
Imports in progress	-	1,201	8,007	-	(8,895)	-	(255)	58
IT equipment	5	260,685	27,574	-	3,448	(1,561)	(1,441)	288,705
		10,564,612	1,039,662	-	(9,999)	(89,371)	(89,804)	11,415,100

Accumulated depreciation:
Buildings		(591,831)	-	(43,778)	13	151	2,537	(632,908)
Leasehold improvements		(359,117)	-	(55,913)	339	2,235	7	(412,449)
Machinery and equipment		(2,241,244)	-	(242,419)	3,099	9,536	(3,476)	(2,474,504)
Automotive fuel/lubricant distribution equipment and facilities		(1,270,797)	-	(130,613)	-	18,341	-	(1,383,069)
LPG tanks and bottles		(249,234)	-	(40,941)	-	13,761	-	(276,414)
Vehicles		(92,457)	-	(19,991)	-	11,234	132	(101,082)
Furniture and utensils		(110,259)	-	(11,146)	5	868	(215)	(120,747)
IT equipment		(203,793)	-	(19,225)	(3)	1,488	1,112	(220,421)
		(5,118,732)	-	(564,026)	3,453	57,614	97	(5,621,594)

Provision for losses:
Advances to suppliers		(83)	-	-	-	-	-	(83)
Land		(197)	-	-	-	-	-	(197)
Leasehold improvements		(659)	(4)	-	-	-	103	(560)
Machinery and equipment		(4,739)	(281)	-	-	325	348	(4,347)
Automotive fuel/lubricant distribution equipment and facilities		(1,306)	-	-	-	970	-	(336)
Furniture and utensils		(1)	-	-	-	-	-	(1)
		(6,985)	(285)	-	-	1,295	451	(5,524)

Net amount		5,438,895	1,039,377	(564,026)	(6,546)	(30,462)	(89,256)	5,787,982

	Weighted average useful life (years)	Balance on 12/31/2014	Additions	Depreciation	Transfer	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2015

Cost:
Land	-	476,107	45,843	-	3,077	(4,947)	4,079	524,159
Buildings	31	1,275,728	14,521	-	86,725	(4,060)	9,689	1,382,603
Leasehold improvements	11	631,342	17,825	-	55,615	(3,599)	-	701,183
Machinery and equipment	13	3,909,475	99,038	-	108,286	(12,300)	(112,660)	3,991,839
Automotive fuel/lubricant distribution equipment and facilities	14	2,096,563	121,746	-	81,386	(17,233)	-	2,282,462
LPG tanks and bottles	12	494,691	83,608	-	2,777	(39,725)	-	541,351
Vehicles	7	244,467	21,883	-	11,358	(18,341)	(591)	258,776
Furniture and utensils	9	156,115	14,198	-	4,888	(440)	(4,066)	170,695
Construction in progress	-	372,974	373,774	-	(337,967)	(2,550)	31,302	437,533
Advances to suppliers	-	19,527	10,685	-	(18,095)	-	8	12,125
Imports in progress	-	59	1,959	-	(817)	-	-	1,201
IT equipment	5	239,930	24,255	-	1,124	(4,810)	186	260,685
		9,916,978	829,335	-	(1,643)	(108,005)	(72,053)	10,564,612

Accumulated depreciation:
Buildings		(565,308)	-	(40,766)	15	1,919	12,309	(591,831)
Leasehold improvements		(313,647)	-	(48,132)	1	2,661	-	(359,117)
Machinery and equipment		(2,158,390)	-	(234,792)	(240)	9,005	143,173	(2,241,244)
Automotive fuel/lubricant distribution equipment and facilities		(1,164,074)	-	(116,010)	-	9,287	-	(1,270,797)
LPG tanks and bottles		(231,001)	-	(34,392)	(136)	16,295	-	(249,234)
Vehicles		(90,004)	-	(15,769)	369	12,126	821	(92,457)
Furniture and utensils		(105,483)	-	(10,050)	-	323	4,951	(110,259)
IT equipment		(189,859)	-	(16,872)	(7)	3,667	(722)	(203,793)
		(4,817,766)	-	(516,783)	2	55,283	160,532	(5,118,732)

Provision for losses:
Advances to suppliers		-	(83)	-	-	-	-	(83)
Land		(197)	-	-	-	-	-	(197)
Leasehold improvements		(462)	-	-	-	2	(199)	(659)
Machinery and equipment		(5,895)	(1,137)	-	-	2,964	(671)	(4,739)
Automotive fuel/lubricant distribution equipment and facilities		-	(1,342)	-	-	36	-	(1,306)
IT equipment		(683)	-			683	-	-
Furniture and utensils		(4)	(1)	-	-	4	-	(1)
		(7,241)	(2,563)	-	-	3,689	(870)	(6,985)

Net amount		5,091,971	826,772	(516,783)	(1,641)	(49,033)	87,609	5,438,895